CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUE
License revenue	$ 138,404	$ 35,160	$ 50,000
Collaboration revenue	482,580	249,804	66,677
Other revenue	6,257	179	328
Total revenue	627,241	285,143	117,005
Cost of collaboration revenue	(216,365)	(144,214)	(65,363)
Cost of license and other revenue	(18,216)	0	0
Research and development expenses	(413,544)	(382,218)	(335,648)
Administrative expenses	(136,783)	(106,769)	(80,631)
Selling and distribution expenses	(147,481)	(94,158)	(93,417)
Other income and gains	173,093	58,126	12,049
Other expenses	(40)	(28,484)	(9,823)
Fair value (loss)/gain of warrant liability	0	(85,750)	20,900
Loss on asset impairment	(4,423)	0	0
Finance costs	(21,615)	(21,794)	(10,796)
LOSS BEFORE TAX	(158,133)	(520,118)	(445,724)
Income tax (expense)/benefit	(18,893)	1,864	(625)
LOSS FOR THE YEAR	(177,026)	(518,254)	(446,349)
Attributable to:
Ordinary equity holders of the parent	$ (177,026)	$ (518,254)	$ (446,349)
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic (in dollars per share)	$ (0.48)	$ (1.47)	$ (1.40)
Diluted (in dollars per share)	$ (0.48)	$ (1.47)	$ (1.40)
OTHER COMPREHENSIVE (LOSS) INCOME
Exchange differences on translation of foreign operations	$ (112,462)	$ 29,633	$ 9,807
Net other comprehensive (loss) income	(112,462)	29,633	9,807
OTHER COMPREHENSIVE (LOSS) INCOME FOR THE YEAR, NET OF TAX	(112,462)	29,633	9,807
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(289,488)	(488,621)	(436,542)
Attributable to:
Ordinary equity holders of the parent	$ (289,488)	$ (488,621)	$ (436,542)